Convertible Notes Payable (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Convertible Notes Payable Details 1
Interest on convertible notes	$ 3,285	$ 2,691	$ 8,531	$ 52,720
Interest on related party loans	1,800	600	2,010	2,400
Derivative discounts	60,860	149,456	340,961	551,149
Amortization of loan origination costs				79,451
Amortization of beneficial conversion feature				81,648
Amortization of OID				36,914
Interest on judgment payable				13,141
Total interest expense	$ 64,145	$ 152,747	$ 351,502	$ 817,423